INCOME TAX - Current tax receivable/ (payable) (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Major components of tax expense (income) [abstract]
Current tax receivable	R 4.3	R 33.1
Current tax payable	(29.5)	(29.2)
Net current tax (payable)/receivable	(25.2)	3.9	R 33.7
Current tax	0.0	(99.7)	(286.3)
Current tax charge recognised in equity	(3.4)	(2.6)
Tax (received)/paid	R (25.7)	R 72.5	R 314.8